Debt	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Debt
Debt
Debt classified within current liabilities includes short-term borrowings from banks and other financing with an original maturity date falling within twelve months, as well as the current portion of long-term debt. Debt classified within non-current liabilities includes borrowings from banks and other financing with maturity dates greater than twelve months (long-term debt), net of the current portion.
The following table summarizes the Group's current and non-current Debt by maturity date (amounts include accrued interest):

	At December 31
	2017					2016
	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt
	(€ million)
Notes	€2,054	€5,071	€2,501	€7,572	€9,626	€2,565	€5,763	€4,023	€9,786	€12,351
Borrowings from banks	4,132	2,278	502	2,780	6,912	4,025	4,592	786	5,378	9,403
Asset-backed financing (Note 15)	357	—	—	—	357	410	—	—	—	410
Other debt	702	347	27	374	1,076	937	688	259	947	1,884
Total Debt	€7,245	€7,696	€3,030	€10,726	€17,971	€7,937	€11,043	€5,068	€16,111	€24,048
Notes
The following table summarizes the outstanding notes at December 31, 2017 and 2016:

					At December 31
	Currency	Face value of outstanding notes (million)	Coupon %	Maturity	2017	2016
Medium Term Note Programme:					(€ million)
Fiat Chrysler Finance Europe S.A.(1)	EUR	850	7.000	March 23, 2017	€—	€850
Fiat Chrysler Finance North America, Inc.(1)	EUR	1,000	5.625	June 12, 2017	—	1,000
Fiat Chrysler Finance Europe S.A.(2)	CHF	450	4.000	November 22, 2017	—	419
Fiat Chrysler Finance Europe S.A.(1)	EUR	1,250	6.625	March 15, 2018	1,250	1,250
Fiat Chrysler Finance Europe S.A.(1)	EUR	600	7.375	July 9, 2018	600	600
Fiat Chrysler Finance Europe S.A.(2)	CHF	250	3.125	September 30, 2019	213	233
Fiat Chrysler Finance Europe S.A.(1)	EUR	1,250	6.750	October 14, 2019	1,250	1,250
Fiat Chrysler Finance Europe S.A.(1)	EUR	1,000	4.750	March 22, 2021	1,000	1,000
Fiat Chrysler Finance Europe S.A.(1)	EUR	1,350	4.750	July 15, 2022	1,350	1,350
FCA NV(1)	EUR	1,250	3.750	March 29, 2024	1,250	1,250
Other(3)	EUR	7			7	7
Total Medium Term Note Programme					6,920	9,209

Other Notes:
FCA NV(1)	U.S.$	1,500	4.500	April 15, 2020	1,251	1,423
FCA NV(1)	U.S.$	1,500	5.250	April 15, 2023	1,251	1,423
Total Other Notes					2,502	2,846
Hedging effect, accrued interest and amortized cost valuation					204	296
Total Notes					€9,626	€12,351
_________________________
(1) Listing on the Irish Stock Exchange was obtained.
(2) Listing on the SIX Swiss Exchange was obtained.
(3) Medium Term Notes with amounts outstanding equal to or less than the equivalent of €50 million.
Notes Issued Through the Medium Term Note Programme
Certain notes issued by the Group are governed by the terms and conditions of the Medium Term Note (“MTN”) Programme (previously known as the Global Medium Term Note Programme, or “GMTN” Programme). A maximum of €20 billion may be used under this programme, of which notes of €6.9 billion were outstanding at December 31, 2017 (€9.2 billion at December 31, 2016). The MTN Programme is guaranteed by FCA NV. We may from time to time buy back notes in the market that have been issued. Such buybacks, if made, depend upon market conditions, the Group's financial situation and other factors which could affect such decisions.
Changes in notes issued under the MTN Programme during the year ended December 31, 2017 were due to the:

•	repayment at maturity of a note in March 2017 with a principal amount of €850 million;

•	repayment at maturity of a note in June 2017 with a principal amount of €1,000 million; and

•	repayment at maturity of a note in November 2017 with a principal amount of CHF 450 million (€385 million).
Changes in notes issued under the MTN Programme during the year ended December 31, 2016 were due to the:

•	issuance of a 3.75 percent note at par in March 2016 with a principal amount of €1,250 million, due in March 2024;

•	repayment at maturity of a note in April 2016 with a principal amount of €1,000 million;

•	repayment at maturity of a note in October 2016 with a principal amount of €1,000 million; and

•	repayment at maturity of a note in November 2016 with a principal amount of CHF 400 million (€373 million).
The notes issued under the MTN Programme impose covenants on the issuer and, in certain cases, on FCA NV as guarantor, which include: (i) negative pledge clauses which require that, in case any security interest upon assets of the issuer and/or FCA NV is granted in connection with other notes or debt securities having the same ranking, such security should be equally and ratably extended to the outstanding notes; (ii) pari passu clauses, under which the notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of the issuer and/or FCA NV; (iii) periodic disclosure obligations; (iv) cross-default clauses which require immediate repayment of the notes under certain events of default on other financial instruments issued by FCA's main entities; and (v) other clauses that are generally applicable to securities of a similar type. A breach of these covenants may require the early repayment of the notes. As of December 31, 2017, FCA was in compliance with the covenants under the MTN Programme.
Other Notes
In 2015, FCA NV issued U.S.$1.5 billion (€1.4 billion) principal amount of 4.5 percent unsecured senior debt securities due April 15, 2020 (the “2020 Notes”) and U.S.$1.5 billion (€1.4 billion) principal amount of 5.25 percent unsecured senior debt securities due April 15, 2023 (the “2023 Notes”) at an issue price of 100 percent of their principal amount. The 2020 Notes and the 2023 Notes, collectively referred to as the “Notes”, rank pari passu in right of payment with respect to all of FCA NV's existing and future senior unsecured indebtedness and senior in right of payment to any of FCA NV's future subordinated indebtedness and existing indebtedness, which is by its terms subordinated in right of payment to the Notes. Interest on the 2020 Notes and the 2023 Notes is payable semi-annually in April and October.
The Notes impose covenants on FCA NV including: (i) negative pledge clauses which require that, in case any security interest upon assets of FCA NV is granted in connection with other notes or debt securities having the same ranking, such security should be equally and ratably extended to the outstanding Notes; (ii) pari passu clauses, under which the Notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of FCA NV; (iii) periodic disclosure obligations; (iv) cross-default clauses which require immediate repayment of the Notes under certain events of default on other financial instruments issued by FCA’s main entities; and (v) other clauses that are generally applicable to securities of a similar type. A breach of these covenants may require the early repayment of the Notes. As of December 31, 2017, FCA was in compliance with the covenants of the Notes.
Fiat Chrysler Finance US Inc.
On March 6, 2017, Fiat Chrysler Finance US Inc. (“FCF US”) was incorporated under the laws of Delaware and became an indirect, 100 percent owned subsidiary of the Company. If FCF US issues debt securities, they will be fully and unconditionally guaranteed by the Company. No other subsidiary of the Company will guarantee such indebtedness.
Borrowings from banks
FCA US Tranche B Term Loans
On February 24, 2017, FCA US prepaid the U.S.$1,826 million (€1,721 million) outstanding principal and accrued interest for its tranche B term loan maturing May 24, 2017 (the “Tranche B Term Loan due 2017”). The prepayment was made with cash on hand and did not result in a material loss on extinguishment.
At December 31, 2017, €836 million (€948 million at December 31, 2016), which included accrued interest, was outstanding under FCA US's Tranche B Term Loan maturing December 31, 2018 (the “Tranche B Term Loan due 2018”). On April 12, 2017, FCA US amended the credit agreement that governs the Tranche B Term Loan due 2018. The amendment reduced the applicable interest rate spreads by 0.50 percent per annum and reduced the LIBOR floor by 0.75 percent per annum, to 0.00 percent. In addition, the base rate floor was eliminated. As a result, the Tranche B Term Loan due 2018 bears interest, at FCA US's option, either at a base rate plus 1.0 percent per annum or at LIBOR plus 2.0 percent per annum. FCA US may prepay, refinance or re-price the Tranche B Term Loan due 2018 without premium or penalty. For the years ended December 31, 2017 and 2016, interest was accrued based on LIBOR.
On March 15, 2016, FCA US entered into amendments to the credit agreements that govern the Tranche B Term Loans to, among other items, eliminate covenants restricting the provision of guarantees and payment of dividends by FCA US for the benefit of the rest of the Group, to enable a unified financing platform and to provide free flow of capital within the Group. In conjunction with these amendments, FCA US made a U.S.$2.0 billion (€1.8 billion) voluntary prepayment of principal at par with cash on hand, of which U.S.$1,288 million (€1,159 million) was applied to the Tranche B Term Loan due 2017 and U.S.$712 million (€641 million) was applied to the Tranche B Term Loan due 2018. Accrued interest related to the portion of principal prepaid of the Tranche B Term Loans and related transaction fees were also paid.
The prepayments of principal were accounted for as debt extinguishments and, as a result, a non-cash charge of €10 million was recorded within Net financial expenses in the Consolidated Income Statement for the year ended December 31, 2016 which consisted of the write-off of the remaining unamortized debt issuance costs. The amendments to the remaining principal balance were analyzed on a lender-by-lender basis and accounted for as debt modifications in accordance with IAS 39 - Financial Instruments: Recognition and Measurement. As such, the debt issuance costs for each of the amendments were capitalized and are amortized over the respective remaining terms of the Tranche B Term Loans. For each of the Tranche B Term Loans, FCA US prepaid the scheduled quarterly principal payments, with the remaining balance applied to the principal balance due at maturity. Periodic interest payments, however, continue to be required.
The Tranche B Term Loan due 2018 is secured by a senior priority security interest in substantially all of FCA US’s assets and the assets of its U.S. subsidiary guarantors, subject to certain exceptions. The collateral includes 100 percent of the equity interests in FCA US's U.S. subsidiaries and 65 percent of the equity interests in certain of its non-U.S. subsidiaries held directly by FCA US and its U.S. subsidiary guarantors.
The credit agreement that governs the Tranche B Term Loan due 2018 includes a number of affirmative covenants, many of which are customary, including, but not limited to, the reporting of financial results and other developments, compliance with laws, payment of taxes, maintenance of insurance and similar requirements. The credit agreement also includes negative covenants, including but not limited to: (i) limitations on incurrence, repayment and prepayment of indebtedness, (ii) limitations on incurrence of liens, (iii) limitations on swap agreements and sale and leaseback transactions, (iv) limitations on fundamental changes, including certain asset sales and (v) restrictions on certain subsidiary distributions. In addition, the credit agreement requires FCA US to maintain a minimum ratio of “borrowing base” to “covered debt” (as defined), as well as a minimum liquidity of U.S.$3.0 billion (€2.5 billion). Furthermore, the credit agreement also contains a number of events of default related to: (i) failure to make payments when due; (ii) failure to comply with covenants, (iii) breaches of representations and warranties, (iv) certain changes of control, (v) cross–default with certain other debt and hedging agreements and (vi) the failure to pay or post bond for certain material judgments. As of December 31, 2017, FCA US was in compliance with the covenants of the credit agreement that governs the Tranche B Term Loan due 2018.
European Investment Bank Borrowings
FCA has financing agreements with the European Investment Bank (“EIB”) for a total of €1.1 billion outstanding at December 31, 2017 (€1.3 billion outstanding at December 31, 2016), which included the residual debt due under the following facilities:

•
the facility for €250 million (maturing in December 2019) entered into in December 2016 to support the Group's investment plan (2017-2019) in research and development centers in Italy, which includes a number of key objectives such as greater fuel efficiency, a reduction in CO2 emissions by petrol and alternative fuel engines and the study of new hybrid architectures, as well as certain capital expenditures for facilities located in southern Italy;

•
the facility for €600 million (maturing in July 2018), entered into in June 2015 (50 percent guaranteed by SACE) to support the Group's investment plan (2015-2017) for production and research and development sites in both northern and southern Italy, to develop efficient vehicle technologies for vehicle safety and new vehicle architectures;

•
the facility for €400 million (maturing in November 2018), entered into in November 2013 (50 percent guaranteed by SACE) to support certain investments and research and development programs in Italy; and

•
the facility for €500 million (maturing in June 2021), entered into in May 2011 (guaranteed by SACE and the Serbian Authorities) for an investment program relating to the modernization and expansion of production capacity of an automotive plant in Serbia.

Brazil
Our Brazilian subsidiaries have access to various local bank facilities in order to fund investments and operations. Total debt outstanding under those facilities amounted to a principal amount of €3.2 billion at December 31, 2017 (€4.0 billion at December 31, 2016). The loans primarily include subsidized loans granted by public financing institutions such as Banco Nacional do Desenvolvimento (“BNDES”), with the aim to support industrial projects in certain areas. This provided the Group the opportunity to fund large investments in Brazil with loans of sizeable amounts at attractive rates. At December 31, 2017, outstanding subsidized loans amounted to €2.1 billion (€2.6 billion at December 31, 2016), of which €1.3 billion (€1.6 billion at December 31, 2016) related to the construction of the plant in Pernambuco (Brazil), which has been supported by subsidized credit lines totaling Brazilian Real (“BRL”) 6.5 billion (€1.6 billion). Approximately €0.1 billion (€0.3 billion at December 31, 2016) of committed credit lines contracted to fund scheduled investments in the area were undrawn at December 31, 2017.
Revolving Credit Facilities
In March 2017, the Group amended its syndicated revolving credit facility originally signed in June 2015 (as amended, the “RCF”). The amendment increased the RCF from €5.0 billion to €6.25 billion and extended the RCF’s final maturity to March 2022. The RCF, which is available for general corporate purposes and for working capital needs of the Group, is structured in two tranches: €3.125 billion, with a 37-month tenor and two extension options of 1-year and of 11-months exercisable on the first and second anniversary of the amendment signing date, respectively, and €3.125 billion, with a 60-month tenor. The amendment was accounted for as a debt modification and, as a result, the remaining unamortized debt issuance costs related to the original €5.0 billion RCF and the new costs associated with the amendment will be amortized over the life of the amended RCF. At December 31, 2017, the €6.25 billion RCF was undrawn.
The covenants of the RCF include financial covenants as well as negative pledge, pari passu, cross-default and change of control clauses. The failure to comply with these covenants and, in certain cases if not suitably remedied, can lead to the requirement of early repayment of any outstanding amounts. As of December 31, 2017, FCA was in compliance with the covenants of the RCF.
At December 31, 2017, undrawn committed credit lines totaling €7.6 billion included the €6.25 billion RCF and approximately €1.3 billion of other revolving credit facilities. At December 31, 2016, undrawn committed credit lines totaling €6.2 billion included the original €5.0 billion RCF and approximately €1.2 billion of other revolving credit facilities.
Mexico Bank Loan
FCA Mexico, S.A. de C.V. (“FCA Mexico”), our principal operating subsidiary in Mexico, has a non-revolving loan agreement (“Mexico Bank Loan”) maturing on March 20, 2022 and bears interest at one-month LIBOR plus 3.35 percent per annum. At December 31, 2017, the Mexico Bank Loan had an outstanding balance of €0.4 billion (€0.5 billion at December 31, 2016). As of December 31, 2017, we may prepay all or any portion of the loan without premium or penalty. The Mexico Bank Loan requires FCA Mexico to maintain certain fixed and other assets as collateral, and comply with certain covenants, including, but not limited to, financial maintenance covenants, limitations on liens, incurrence of debt and asset sales. As of December 31, 2017, FCA Mexico was in compliance with the covenants under the Mexico Bank Loan.
Asset-backed financing
Asset-backed financing represents the amount of financing received through factoring transactions which do not meet
IAS 39 derecognition requirements and are recognized as assets of the same amount of €357 million (€410 million at
December 31, 2016) within Trade and other receivables in the Consolidated Statement of Financial Position (Note 15, Trade,
other receivables and tax receivables).
Other debt
During the year ended December 31, 2017, FCA US's Canadian subsidiary made payments on the Canada Health Care Trust (“HCT”) Tranche B Note totaling €272 million, which included a scheduled payment of principal and accrued interest and the prepayment of the remaining scheduled payments due on the Canada HCT Tranche B Note. The prepayment, of €226 million, was accounted for as a debt extinguishment, and as a result, a gain on extinguishment of €9 million was recorded within Net financial expenses in the Consolidated Income Statement for the year ended December 31, 2017. This Canada HCT Note represented FCA US’s principal Canadian subsidiary’s remaining financial liability to the Canadian Health Care Trust arising from the settlement of its obligations for postretirement health care benefits for National Automobile, Aerospace, Transportation and General Workers Union of Canada “CAW” (now part of Unifor), which represented employees, retirees and dependents
At December 31, 2016, Other debt included the unsecured Canada HCT Tranche B Note totaling €278 million, including accrued interest. During the year ended December 31, 2016, FCA US's Canadian subsidiary made payments on the Canada HCT Notes totaling €148 million, which included accrued interest and the prepayment of all scheduled payments due on the Canada HCT Tranche C Note. The prepayment on the Canada HCT Tranche C Note made on July 15, 2016 resulted in a loss on extinguishment of debt of €8 million that was recorded within Net financial expenses in the Consolidated Income Statement for the year ended December 31, 2016.
As described in more detail in Note 26, Equity, FCA issued Mandatory Convertible Securities in December 2014 with an aggregate notional amount of U.S.$2,875 million (€2,293 million), whereby the obligation to pay coupons as required by the Mandatory Convertible Securities met the definition of a financial liability. The Mandatory Convertible Securities were converted into FCA common shares on December 15, 2016 and the financial liability of U.S.$226 million (€213 million) was paid in cash.
Other debt also included funds raised from financial services companies, primarily in Latin America, deposits from dealers in Brazil and the Group's payables for finance leases, which are summarized in the table below:

	At December 31
	2017					2016
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ million)
Minimum future lease payments	€90	€134	€19	€74	€317	€138	€246	€131	€188	€703
Interest expense	(15)	(15)	(3)	(3)	(36)	(22)	(29)	(7)	(5)	(63)
Present value of minimum lease payments	€75	€119	€16	€71	€281	€116	€217	€124	€183	€640

Debt secured by assets
At December 31, 2017, debt secured by assets of the Group (excluding FCA US) amounted to €743 million (€914 million at December 31, 2016), of which €140 million (€433 million at December 31, 2016) was due to creditors for assets acquired under finance leases and the remaining amount mainly related to subsidized financing in Latin America. The total carrying amount of assets acting as security for loans for the Group (excluding FCA US) amounted to €2,372 million at December 31, 2017 (€1,940 million at December 31, 2016) (Note 11, Property, plant and equipment).
At December 31, 2017, debt secured by assets of FCA US amounted to €1,441 million and included €836 million relating to the Tranche B Term Loan due 2018, €141 million due to creditors for assets acquired under finance leases and €464 million for other debt and financial commitments. At December 31, 2016, debt secured by assets of FCA US amounted to €3,446 million and included €2,678 million relating to the Tranche B Term Loans, €207 million due to creditors for assets acquired under finance leases and €561 million for other debt and financial commitments.